UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cubic Asset Management, LLC
Address:  131 Dartmouth Street, 5th Floor
          Boston, MA.  02116

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stuart Schwartz
Title: Director of Operations
Phone: 617-456-1382

Signature, Place, and Date of Signing:

  /s/ Stuart Schwartz		 Boston, Massachussetts       April 14, 2009
  --------------------------     ------------------------    ----------------
          [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   111

Form 13F Information Table Value Total:  $  127,099
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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
Cubic Asset Management LLC
                                                               Cubic Asset Management LLC
                                                              FORM 13F
                                                           March 31, 2009

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M COMPANY                     COM              88579Y101     2118    42600 SH       Sole                                      42600
ABBOTT LABS                    COM              002824100     1352    28344 SH       Sole                                      28344
ALBEMARLE CORP                 COM              012653101     2436   111875 SH       Sole                                     111875
ALEXANDER & BALDWIN INC        COM              014482103      967    50800 SH       Sole                                      50800
AMER EAGLE OUTFITTERS          COM              02553E106     2368   193500 SH       Sole                                     193500
AMETEK INC                     COM              031100100     1479    47310 SH       Sole                                      47310
APTARGROUP INC                 COM              038336103     1626    52200 SH       Sole                                      52200
ARROW ELECTRONICS              COM              042735100     3652   191597 SH       Sole                                     191597
AT& T INC                      COM              00206R102     1734    68790 SH       Sole                                      68790
AVERY DENNISON CORP            COM              053611109      768    34400 SH       Sole                                      34400
BANK OF AMERICA CORP           COM              060505104      860   126168 SH       Sole                                     126168
BANK OF FLORIDA                COM              062128103       48    12800 SH       Sole                                      12800
BARNES GROUP INC               COM              067806109     2391   223650 SH       Sole                                     223650
BELDEN INC                     COM              077454106     1251    99975 SH       Sole                                      99975
BENCHMARK ELECTRONICS          COM              08160H101     2805   250475 SH       Sole                                     250475
BERKSHIRE HATHAWAY - CL B      COM              084670207      228       81 SH       Sole                                         81
BILL BARRETT CORP              COM              06846N104      576    25900 SH       Sole                                      25900
BIOFIELD CORP                  COM              090591108       13    84375 SH       Sole                                      84375
BIOMED REALTY TR INC           COM              09063H107      168    24850 SH       Sole                                      24850
BLACK AND DECKER CRP COM       COM              091797100      816    25850 SH       Sole                                      25850
BRINKER INTL INC               COM              109641100     1869   123750 SH       Sole                                     123750
BRISTOL-MYERS SQUIBB CO        COM              110122108      772    35236 SH       Sole                                      35236
BROOKS AUTOMATION INC          COM              114340102      492   106800 SH       Sole                                     106800
BURLNGTN N SNTA FE             COM              12189T104      553     9200 SH       Sole                                       9200
CAMBREX CORP                   COM              132011107      124    54600 SH       Sole                                      54600
CARDINAL HEALTH INC OHIO       COM              14149Y108     2097    66600 SH       Sole                                      66600
CATERPILLAR INC DEL            COM              149123101     1356    48481 SH       Sole                                      48481
COMMERCIAL METALS CO COM       COM              201723103     2318   200700 SH       Sole                                     200700
COMPLETE PRODTN SERVICESINC    COM              20453E109      427   138600 SH       Sole                                     138600
COVENTRY HEALTH CARE INC       COM              222862104     2736   211420 SH       Sole                                     211420
DELUXE CORPORATION             COM              248019101      910    94450 SH       Sole                                      94450
DOVER CORP                     COM              260003108     1159    43925 SH       Sole                                      43925
DYNAMIC MATRIALS               COM              267888105     1460   159350 SH       Sole                                     159350
EATON CORP                     COM              278058102      865    23458 SH       Sole                                      23458
EDUCATION REALTY TR INC        COM              28140H104      105    30200 SH       Sole                                      30200
EMERSON ELEC CO                COM              291011104      638    22340 SH       Sole                                      22340
ENERGIZER HOLDINGS             COM              29266R108      850    17100 SH       Sole                                      17100
EQUIFAX INC                    COM              294429105     1491    61000 SH       Sole                                      61000
EXXON MOBIL CORP               COM              30231G102      392     5750 SH       Sole                                       5750
FIRST STATE BANCORPORATION     COM              336453105       51    36638 SH       Sole                                      36638
FLIR SYSTEMS INC               COM              302445101     1227    59900 SH       Sole                                      59900
FLOTEK INDS INC                COM              343389102      128    81250 SH       Sole                                      81250
FOREST OIL CORP NEW            COM              346091705     1167    88750 SH       Sole                                      88750
FORTUNE BRANDS INC             COM              349631101      481    19610 SH       Sole                                      19610
GANNETT CO                     COM              364730101      178    80933 SH       Sole                                      80933
GENERAL ELECTRIC               COM              369604103     1361   134666 SH       Sole                                     134666
GROUP 1 AUTOMOTIVE             COM              398905109     1299    92975 SH       Sole                                      92975
HCC INS HOLDING INC            COM              404132102     4259   169075 SH       Sole                                     169075
HERCULES OFFSHORE INC          COM              427093109       52    32711 SH       Sole                                      32711
HERMAN MILLER INC    COM       COM              600544100     1347   126325 SH       Sole                                     126325
HUDSON CITY BANCORP INC        COM              443683107      592    50600 SH       Sole                                      50600
ILLINOIS TOOL WORKS INC        COM              452308109      702    22742 SH       Sole                                      22742
IMS HEALTH INC                 COM              449934108     1453   116550 SH       Sole                                     116550
INTEL CORP                     COM              458140100     1591   105881 SH       Sole                                     105881
INTL BUSINESS MACHINES CORP    COM              459200101      212     2183 SH       Sole                                       2183
IOWA TELECOMMUNICATIONS SERVIC COM              462594201      324    28250 SH       Sole                                      28250
JACK HENRY & ASSOC INC         COM              426281101      752    46050 SH       Sole                                      46050
JOHNSON AND JOHNSON  COM       COM              478160104     2360    44858 SH       Sole                                      44858
JPMORGAN CHASE & CO            COM              46625H100      388    14607 SH       Sole                                      14607
KENNAMETAL INC                 COM              489170100     1679   103550 SH       Sole                                     103550
KIMBERLY CLARK                 COM              494368103     2217    48080 SH       Sole                                      48080
KIRBY CORP   COM               COM              497266106     1562    58650 SH       Sole                                      58650
LANDSTAR SYSTEM INC            COM              515098101     1140    34060 SH       Sole                                      34060
LEUCADIA NATIONAL CORP         COM              527288104     1275    85600 SH       Sole                                      85600
LUBRIZOL CORP                  COM              549271104     1530    44980 SH       Sole                                      44980
MANPOWER INC                   COM              56418H100     1685    53450 SH       Sole                                      53450
MARINER ENERGY INC             COM              56845T305      810   104500 SH       Sole                                     104500
MEDICAL ACTION IND INC         COM              58449L100      215    25900 SH       Sole                                      25900
MICROSOFT CORP                 COM              594918104     2173   118298 SH       Sole                                     118298
MILLER INDS INC TENN COM NEW   COM              600551204      386    60300 SH       Sole                                      60300
NCR CORP NEW                   COM              62886E108     1980   249100 SH       Sole                                     249100
NEWFIELD EXPL CO     COM       COM              651290108     1472    64850 SH       Sole                                      64850
NICOR INC                      COM              654086107      339    10200 SH       Sole                                      10200
NIKE INC CL B                  COM              654106103      649    13840 SH       Sole                                      13840
NOVARTIS ADR                   COM              66987V109     1927    50940 SH       Sole                                      50940
OMNICOM GROUP COM              COM              681919106     1705    72880 SH       Sole                                      72880
ORACLE CORP                    COM              68389X105      323    17890 SH       Sole                                      17890
P P G INDUSTRIES INC           COM              693506107     1317    35680 SH       Sole                                      35680
PACTIV CORPORATION             COM              695257105     1268    86900 SH       Sole                                      86900
PATTERSON COS INC              COM              703395103     1263    66950 SH       Sole                                      66950
PFIZER INC                     COM              717081103     1429   104888 SH       Sole                                     104888
PITNEY BOWES INC               COM              724479100     2629   112578 SH       Sole                                     112578
PLANTRONICS INC NEW COM        COM              727493108     1311   108650 SH       Sole                                     108650
PROCTOR & GAMBLE               COM              742718109      336     7131 SH       Sole                                       7131
PROSPERITY BANCSHARES          COM              743606105     1772    64800 SH       Sole                                      64800
RANGE RESOURCES CORP DEL       COM              75281A109     1285    31210 SH       Sole                                      31210
RENAISSANCERE HLDGS LTD        COM              G7496G103     3595    72710 SH       Sole                                      72710
ROWAN COMPANIES INC            COM              779382100      178    14900 SH       Sole                                      14900
ROYAL DUTCH SHEL PLC    SPONS  COM              780259107      325     7462 SH       Sole                                       7462
ROYCE VALUE TR INC             COM              780910105      123    17483 SH       Sole                                      17483
SEASPAN CORP                   COM              Y75638109      636    77325 SH       Sole                                      77325
SPDR GOLD TRUST                COM              78463V107      560     6200 SH       Sole                                       6200
STANLEY WORKS                  COM              854616109     1876    64425 SH       Sole                                      64425
SUPERIOR ENERGY SVCS INC       COM              868157108     1704   132175 SH       Sole                                     132175
TECHWELL INC                   COM              87874D101      103    16400 SH       Sole                                      16400
TELEFONICA SA SPAIN  ADR       COM              879382208     2493    41815 SH       Sole                                      41815
TEREX CORP                     COM              880779103     1126   121725 SH       Sole                                     121725
TEXTRON INC                    COM              883203101     1380   240400 SH       Sole                                     240400
TIME WARNER CABLE              COM              88732J207      342    13774 SH       Sole                                      13774
TIME WARNER INC                COM              887317105     1063    55091 SH       Sole                                      55091
TRANSDIGM GROUP INC            COM              893641100     1662    50600 SH       Sole                                      50600
TRAVELERS COS INC              COM              89417E109      269     6620 SH       Sole                                       6620
TRINITY INDUS INC              COM              896522109     1291   141200 SH       Sole                                     141200
UNITED TECHNOLOGIES CORP       COM              913017109      204     4756 SH       Sole                                       4756
VISHAY INTERTECHNLGY           COM              928298108     1105   317500 SH       Sole                                     317500
WALGREEN CO                    COM              931422109      505    19450 SH       Sole                                      19450
WHITNEY HOLDING CORP           COM              966612103     2017   176156 SH       Sole                                     176156
iSHARES MSCI EAFE INDEX FUND   COM              464287465      293     7785 SH       Sole                                       7785
EATON VANCE MASS MUNIS-A                        27826L561      122 16071.645SH       Sole                                  16071.645
EATON VANCE NATL MUNICIPAL-A                    27826L330      188 23107.703SH       Sole                                  23107.703
VANGUARD PA TAX EXEMPT MMKT                     92204L203       73 72864.440SH       Sole                                  72864.440
REPORT SUMMARY                111 DATA RECORDS              127099            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED







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